Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Summary of Revenues by Business Model and Product Types
The following tables summarizes the Company’s revenues by segment and business model:
Segment

	For the year ended December 31,
	2019	2018	2017
Air	201,638	214,804	241,015
Packages, Hotels and Other Travel Products	323,238	315,810	282,925

	$524,876	$530,614	$523,940

Business model

	For the year ended December 31,
	2019	2018	2017
Pre-pay model	407,258	415,812	412,679
Pay-at-destination model	13,130	20,143	23,710
Others (1)	104,488	94,659	87,551

	$524,876	$530,614	$523,940

(1)	Correspond to incentives and advertising revenues